Statement of Changes in Net Assets Available for Benefits - EBP, 401(K) Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participant contributions	$ 38,417,680
Employer contributions, net of forfeitures	11,347,597
Rollovers	3,241,452
Total contributions	53,006,729
Investment income:
Net appreciation in fair value of investments	82,151,011
Dividends and interest	5,913,159
Total investment income	88,064,170
Interest income on notes receivable from participants	596,236
Benefit payments to participants	(55,807,440)
Administrative expenses	(654,928)
Net increase	85,204,767
Beginning of year	799,328,171
End of year	$ 884,532,938